Goodwill and Other Intangible Assets - Intangible assets for Insight Holding (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and other intangibles
Intangible amortization expense	$ 23
Predecessor
Goodwill and other intangibles
Intangible amortization expense		$ 630	$ 496	$ 664